Note 7 - Revenue Recognition	9 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]
Note
7
– Revenue Recognition

On
July 1, 2018,
Consumers adopted ASU
2014
-
09
"Revenue from Contracts with Customers" (Topic
606
) and all subsequent ASUs that modified Topic
606.
Interest income, net securities gains (losses), gains from the sale of mortgage loans and bank-owned life insurance are not
included within the scope of Topic
606.
For the revenue streams in the scope of Topic
606,
service charges on deposits and electronic banking fees, there are no
significant judgments related to the amount and timing of revenue recognition. All of Consumers’ revenue from contracts with customers is recognized within noninterest income.

Service charges on deposit accounts:
Consumers earns fees from its deposit customers for transaction-based, account maintenance and overdraft services. Transaction-based fees, which include services such as stop payment charges, statement rendering and other fees, are recognized at the time the transaction is executed as that is the point in time Consumers fulfills the customer's request. Account maintenance fees, which relate primarily to monthly maintenance, are earned over the course of a month, representing the period over which Consumers satisfies the performance obligation. Overdraft fees are recognized at the point in time that the overdraft occurs. Service charges on deposits are withdrawn from the customer's account balance.

Interchange income:
Consumers earns interchange income from cardholder transactions conducted through the various payment networks. Interchange income from cardholder transactions represent a percentage of the underlying transaction value and are recognized daily, concurrently with the transaction processing services provided to the cardholder. The gross amount of these fees is processed through noninterest income.

The following table presents Consumers’ sources of noninterest income for the three
and
nine
months ended
March 31, 2019
and
2018.

	For the three months ended March 31,		For the nine months ended March 31,
	2019	2018	2019	2018
Noninterest income
In scope of Topic 606:
Service charges on deposit accounts	$298	$286	$935	$895
Debit card interchange income	338	327	1,065	975
Other income	66	46	196	139

Noninterest income (in scope of Topic 606)	702	659	2,196	2,009
Noninterest income (out-of-scope of Topic 606)	158	143	1,103	504

Total noninterest income	$860	$802	$3,299	$2,513